                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                            YIELD TO                  PAR
                                            MATURITY    MATURITY     VALUE         VALUE
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 33.9%
American Home Products Corporation......     4.00%      07/24/01  $15,741,000  $  15,700,773
American Honda Finance Corporation......      4.07      08/15/01  100,000,000    100,000,000
ASAP Funding+...........................      4.05      07/24/01   25,000,000     24,935,312
Atlantis One Funding Corporation........      4.69      07/13/01   15,000,000     14,976,550
Australian Wheat Board Finance..........      4.13      07/06/01   25,000,000     24,985,660
Boston Edison Company...................      4.20      07/02/01    7,065,000      7,064,176
                     ...................      4.32      07/06/01   15,000,000     14,991,000
                     ...................      4.20      07/11/01    6,000,000      5,993,000
Cooperative Association of Tractor
  Dealers, Inc..........................      4.08      07/03/01    6,636,000      6,634,496
                     ...................      3.82      09/11/01   20,800,000     20,641,088
                     ...................      3.85      11/26/01    9,200,000      9,054,384
Danske Corporation......................      3.79      03/11/02   20,000,000     19,467,295
Deer Park Refining L.P..................      4.06      07/13/01   40,000,000     40,000,000
                    ....................      3.90      08/14/01   30,000,000     30,000,000
Den Norske Bank ASA.....................      3.96      08/07/01   30,000,000     29,877,900
Fairway Finance Corporation.............      5.12      07/10/01   10,269,000     10,255,946
                         ...............      5.12      07/12/01   11,758,000     11,739,605
                         ...............      5.12      07/18/01    5,141,000      5,128,570
Goldman Sachs Group, Inc.+..............      5.00      08/06/01   20,000,000     20,000,000
                        +...............      4.40      08/27/01   20,000,000     20,000,000
                        +...............      4.73      09/25/01   10,000,000     10,000,000
                        +...............      4.17      02/15/02   15,000,000     15,000,000
High Peak Funding LLC...................      4.15      07/09/01   10,000,000      9,990,778
                     ...................      4.97      08/27/01   10,000,000      9,921,309
                     ...................      3.92      09/10/01   15,000,000     14,884,033
                     ...................      4.22      10/22/01   10,000,000      9,867,539
                     ...................      4.22      10/29/01   10,000,000      9,859,333
Homeside Lending, Inc...................      4.06      07/05/01   15,158,000     15,151,162
Household International, Inc............      4.04      07/13/01   15,000,000     14,979,800
HSBC Holdings Plc.......................      4.64      07/31/01   25,000,000     24,903,333
Lexington Parker Capital Corporation....      4.91      07/25/01   11,750,000     11,711,538
Links Finance...........................      4.65      08/15/01   10,670,000     10,607,981
Mass College of Pharmacy and Allied
  Health Sciences.......................      3.98      07/19/01    9,364,000      9,345,366
                           .............      3.91      08/08/01   14,618,000     14,557,668
Michelin North America, Inc.............      3.93      07/30/01   10,000,000      9,968,342
Newbury Funding Ltd.....................      4.00      08/22/01   20,000,000     19,884,444
                   .....................      3.72      09/21/01   15,000,000     14,872,900
NSTAR...................................      3.95      07/12/01   24,500,000     24,470,430
      ..................................      3.99      07/30/01   20,000,000     19,935,717
Oglethorpe Power Corporation............      4.03      07/23/01   10,000,000      9,975,372
                           .............      4.06      07/24/01   24,972,000     24,907,225
                           .............      3.79      08/06/01   18,000,000     17,931,780
                           .............      3.96      08/13/01   19,913,000     19,818,812
Omnicom Group, Inc......................      4.11      08/09/01   10,000,000      9,955,475
                   .....................      4.11      08/10/01   20,000,000     19,908,666
                   .....................      3.93      09/07/01   20,000,000     19,851,533
                   .....................      4.27      09/28/01   25,000,000     24,736,090
                   .....................      4.60      10/29/01   18,500,000     18,216,333
Pegasus Capital II Ltd..................      4.06      07/23/01   25,000,000     24,937,972
Pegasus Capital IV Ltd..................      4.00      07/13/01   10,000,000      9,986,667
Prudential Plc..........................      3.85      10/09/01    7,496,000      7,415,835
Sigma Finance Corporation...............      4.66      07/26/01    8,092,000      8,065,841
                        ................      4.67      08/01/01   20,000,000     19,919,572
Smurfit-Stone Container Corporation.....      4.02      07/02/01    5,000,000      4,999,442
                        ................      4.02      07/03/01    5,000,000      4,998,883
                        ................      4.02      07/05/01    5,000,000      4,997,767
                        ................  4.00 - 4.02   07/06/01   17,500,000     17,490,264

     The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                            YIELD TO                  PAR
                                            MATURITY    MATURITY     VALUE         VALUE

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Stanley Works+..........................     4.05%      07/06/01  $25,000,000  $  24,985,938
            +...........................      3.88      08/13/01   10,000,000      9,953,656
Transamerica Asset Funding
  Corporation...........................      3.98      07/12/01   15,000,000     14,981,758
Westways Funding V Limited..............      3.89      09/13/01   15,000,000     14,880,058
                                                                               -------------
                                                                               1,034,272,367
                                                                               -------------
VARIABLE RATE NOTES * - 29.2%
Abacas Investment Ltd...................      3.90      07/02/01   30,000,000     29,999,404
Bank of America Corporation.............      5.06      09/11/01   11,000,000     11,003,216
Bank One Corporation....................      4.00      07/16/01    6,000,000      6,000,398
                    ....................      4.40      08/06/01   25,000,000     25,021,678
Bayerische Landesbank Girozentrale......      3.86      07/02/01    7,500,000      7,498,393
Bear Stearns Companies, Inc.............  4.17 - 4.31   07/02/01   70,000,000     70,055,527
                         ...............      4.55      08/06/01    6,250,000      6,262,408
                         ...............      4.93      09/12/01   15,000,000     15,000,000
BMW U.S. Capital Corporation............      3.81      07/23/01   75,000,000     75,000,000
Cargill, Inc............................      4.49      08/02/01   10,000,000     10,005,350
Caterpillar Financial Services
  Corporation...........................      4.19      08/21/01   20,000,000     20,030,593
Citigroup Inc...........................      3.96      07/12/01   25,000,000     25,000,000
Countrywide Credit Industries, Inc......      4.05      07/02/01   25,000,000     25,000,000
                         ...............      4.96      07/03/01   25,000,000     25,000,000
                         ...............      3.90      09/24/01   25,000,000     24,983,813
Dominion Virginia Power.................      3.90      09/24/01   25,000,000     25,022,115
Donaldson, Lufkin & Jenrette, Inc.......      4.21      07/02/01   15,000,000     15,032,884
First Union National Bank...............  4.04 - 4.06   09/21/01   65,000,000     64,999,994
Goldman Sachs Group, Inc................      3.80      09/21/01   35,000,000     35,000,000
Goldman Sachs Group, Inc. Promissory
  Note+.................................      4.28      07/02/01   25,000,000     25,000,000
Household Finance Corporation...........      4.00      07/16/01   10,000,000     10,000,000
                          ..............      3.99      09/07/01   15,000,000     15,000,000
John Deere Capital Corporation..........      4.37      08/06/01   10,000,000     10,002,208
                         ...............      3.86      09/21/01   20,000,000     19,997,826
Key Bank N.A............................      4.06      07/16/01   80,000,000     80,071,737
             ...........................      4.01      09/18/01    7,090,000      7,097,647
Links Finance...........................      3.75      07/30/01   30,000,000     30,000,000
Merrill Lynch & Co., Inc................  4.08 - 4.32   07/02/01   18,000,000     18,006,668
Morgan Stanley, Dean Witter & Co........      3.86      08/15/01   10,000,000     10,000,000
PNC Bank NA.............................      4.16      07/11/01    7,000,000      7,006,791
Prudential Funding Corporation..........      5.01      07/18/01   21,000,000     21,030,840
Sigma Finance Corporation...............      3.85      08/01/01    5,000,000      4,999,345
                         ...............      3.85      08/22/01   35,000,000     34,995,199
Syndicated Loan Fund Trust..............      4.11      07/02/01   40,000,000     40,000,000
Textron Financial Corporation...........      4.93      07/17/01   10,000,000     10,003,077
U.S. Bancorp............................      3.97      07/18/01   20,000,000     20,021,425
Verizon Global Funding Corporation......      3.85      09/21/01   12,500,000     12,507,540
                                                                               -------------
                                                                                 891,656,076
                                                                               -------------
CORPORATE DEBT - 17.8%
Associates First Capital Corporation....      4.97      02/15/02   10,000,000     10,032,637
Bank One Corporation....................      4.08      07/20/01   25,000,000     25,008,939
                    ....................      5.23      03/25/02   15,000,000     15,241,841
BankBoston Corporation..................  4.71 - 5.17   03/15/02   17,500,000     17,650,456
Bear Stearns Companies, Inc.............      4.49      08/06/01   12,140,000     12,159,123
                         ...............      5.44      02/01/02    4,750,000      4,827,310
                         ...............      5.22      02/12/02   15,000,000     15,000,000
                         ...............      4.75      04/19/02   20,000,000     20,000,000
Caterpillar Financial Services
  Corporation...........................      4.29      08/13/01    8,700,000      8,706,279
                         ...............      6.54      12/12/01   10,275,000     10,272,278

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                            YIELD TO                  PAR
                                            MATURITY    MATURITY     VALUE         VALUE

--------------------------------------------------------------------------------------------
CORPORATE DEBT (CONTINUED)
CitiFinancial Credit Company............     6.06%      11/01/01  $ 5,000,000  $   5,036,257
Deere & Company.........................      5.27      03/12/02    5,000,000      5,100,648
Donaldson, Lufkin & Jenrette, Inc.......  4.23 - 4.89   04/01/02   22,980,000     23,178,413
Firstar Bank NA.........................      4.60      04/18/02   20,000,000     19,984,223
Ford Motor Credit Corporation...........  5.30 - 5.36   02/15/02   20,000,000     20,350,648
General Electric Capital Corporation....      3.95      03/01/02   11,000,000     11,221,037
General Motors Acceptance Corporation...      4.38      07/02/01    5,000,000      5,000,420
                        ................      6.15      09/28/01    5,500,000      5,502,551
                        ................      5.38      02/01/02    6,700,000      6,724,093
                        ................  5.31 - 5.34   02/07/02    6,586,000      6,642,132
International Lease Finance
  Corporation...........................      4.11      10/15/01    6,415,000      6,459,570
                        ................      5.95      01/15/02    9,350,000      9,339,965
                        ................      4.03      05/01/02   10,000,000     10,130,629
                        ................      4.66      05/15/02   10,000,000     10,114,595
John Deere Capital Corporation..........      6.53      07/20/01   10,000,000      9,997,573
Lehman Brothers Holdings, Inc...........      5.78      07/02/01   30,000,000     30,199,903
                        ................      4.31      07/05/01   20,000,000     20,014,692
                        ................  4.44 - 4.76   03/01/02   20,500,000     21,073,396
Links Securities LLC....................      4.29      05/28/02   20,000,000     20,000,000
Merrill Lynch & Co., Inc................      4.04      04/15/02    7,000,000      7,091,675
National City Bank......................      4.83      07/05/01   15,000,000     15,000,073
                ........................      7.02      08/02/01   20,000,000     19,999,333
Salomon, Inc............................  4.32 - 4.33   05/15/02   20,000,000     20,513,000
SBC Communications, Inc.................      4.25      06/05/02   25,000,000     25,000,000
Sigma Finance Corporation...............      4.65      04/22/02   15,000,000     15,000,000
                        ................      4.19      05/09/02   20,000,000     20,020,002
Suntrust Banks, Inc.....................      4.13      07/01/02    5,000,000      5,159,622
Target Corporation......................      4.88      07/16/01   15,000,000     15,000,508
Transamerica Finance Corporation........      5.68      11/15/01   15,000,000     15,038,069
                                                                               -------------
                                                                                 542,791,890
                                                                               -------------
CERTIFICATES OF DEPOSIT - 8.8%
Associated Banc-Corp, Green Bay.........      4.88      07/09/01   25,000,000     25,000,000
                        ................      5.63      07/16/01   20,000,000     20,000,080
                        ................      5.28      08/31/01   15,000,000     15,000,000
                        ................      3.94      09/07/01   25,000,000     25,000,467
Associated Bank Illinois................      6.86      09/14/01   30,000,000     29,998,831
Bank One - Illinois.....................      6.82      09/14/01   30,000,000     29,998,768
                ........................      5.92      10/02/01   10,000,000     10,000,000
First Tennessee Bank....................      6.41      09/21/01   10,000,000     10,006,288
                  ......................      4.26      04/29/02   25,000,000     25,000,000
SouthTrust Corporation..................      4.02      09/10/01   35,000,000     35,000,681
                    ....................      4.22      11/05/01   25,000,000     25,000,863
                    ....................      4.15      04/29/02   17,000,000     17,016,883
                                                                               -------------
                                                                                 267,022,861
                                                                               -------------
TAXABLE MUNICIPAL OBLIGATIONS - 1.9%
Connecticut State.......................      5.17      01/15/02    7,100,000      7,169,316
Los Angeles County, California
  Metropolitan Transportation
  Authority.............................      3.80      11/30/01   20,000,000     19,626,333
New York, New York Housing Development
  Authority.............................      3.97      08/14/01   30,000,000     30,000,000
                                                                               -------------
                                                                                  56,795,649
                                                                               -------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 1.9%
Federal Home Loan Bank..................      4.31      06/07/02   14,000,000     13,991,825
Federal Home Loan Mortgage
  Corporation...........................      4.35      06/11/02   22,000,000     22,000,000

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                            YIELD TO                  PAR
                                            MATURITY    MATURITY     VALUE         VALUE

--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association...     3.90%      09/04/01  $10,000,000  $   9,933,917
                       .................      5.25      02/21/02   13,000,000     13,000,000
                                                                               -------------
                                                                                  58,925,742
                                                                               -------------
ASSET BACKED SECURITIES - 0.6%
Merrill Lynch Mortgage Investors,
  Inc...................................      6.68      11/27/01   17,748,545     17,748,545
                                                                               -------------
                                                                    SHARES
                                                                  -----------
MUTUAL FUNDS - 5.2%
Dreyfus Cash Management Plus Fund.......                           75,000,000     75,000,000
Provident Temp Fund Dollar..............                           83,927,809     83,927,809
                                                                               -------------
                                                                                 158,927,809
                                                                               -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.3%                                   3,028,140,939

Other assets and liabilities, net - 0.7%                                          21,699,532
                                                                               -------------

NET ASSETS - 100.0%                                                            $3,049,840,471
                                                                               =============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                   YIELD TO                   PAR
                                   MATURITY     MATURITY     VALUE         VALUE

------------------------------------------------------------------------------------
TREASURY BILLS -- 25.9%
U.S. Treasury Bill............      4.46%       07/12/01  $ 10,000,000  $  9,986,740
               ...............   3.49 - 4.44    07/19/01    30,000,000    29,946,381
               ...............       3.47       08/16/01    20,000,000    19,913,111
               ...............       3.48       08/23/01    25,000,000    24,874,493
               ...............       3.54       09/06/01    25,000,000    24,839,014
               ...............       3.51       09/20/01    20,000,000    19,845,650
                                                                        ------------
                                                                         129,405,389
                                                                        ------------
TREASURY OBLIGATIONS - 67.0%
U.S. Treasury Note............   3.84 - 3.91    07/31/01   100,000,000   100,187,005
                ..............       3.96       08/15/01    35,000,000    35,172,955
                ..............   3.65 - 4.76    08/31/01    70,000,000    70,270,259
                ..............   3.50 - 4.43    10/31/01    24,000,000    24,168,033
                ..............       3.50       11/15/01    10,000,000    10,145,639
U.S. Treasury Strip -
  Principal Only..............   3.68 - 4.00    08/15/01    95,000,000    94,534,532
                                                                        ------------
                                                                         334,478,423
                                                                        ------------

                                                             SHARES
                                                          ------------
MUTUAL FUNDS - 6.0%
Dreyfus Treasury Prime Cash
  Fund........................                              21,209,153    21,209,153
Goldman Sachs Liquid Assets
  Treasury Obligations Fund...                                  91,235        91,235
One Group Treasury Only Money
  Market Fund.................                               8,876,486     8,876,486
                                                                        ------------
                                                                          30,176,874
                                                                        ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 98.9%                             494,060,686

Other assets and liabilities, net - 1.1%                                   5,371,009
                                                                        ------------

NET ASSETS - 100.0%                                                     $499,431,695
                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                  PAR
                                MATURITY  MATURITY       VALUE           VALUE

------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 100.0%

Bear Stearns Repurchase
Agreement, dated 6/29/01, with
a maturity value of
$60,020,400, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 0.00% to 6.63% and
maturities ranging from
4/15/08 to 6/06/11, with an
aggregate market value of
$61,253,295...................     4.08%  07/02/01   $  60,000,000  $     60,000,000

First Union National Bank
Repurchase Agreement, dated
6/29/01, with a maturity value
of $60,019,800, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 3.50% and maturities
ranging from 1/15/11 to
8/29/01, with an aggregate
market value of
$61,736,342...................     3.96   07/02/01      60,000,000        60,000,000

J.P. Morgan Repurchase
Agreement, dated 6/29/01, with
a maturity value of
$75,025,500, collateralized by
a U.S. Treasury Obligation
with a rate of 6.25% and a
maturity of 8/15/23, with an
aggregate market value of
$76,503,182...................     3.92   07/02/01      75,000,000        75,000,000

Lehman Brothers Repurchase
Agreement, dated 6/29/01, with
a maturity value of
$35,011,667, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 0.00% to 7.25% and
maturities ranging from
5/15/02 to 5/23/16, with an
aggregate market value of
$35,695,529...................     4.00   07/02/01      35,000,000        35,000,000

Merrill Lynch Repurchase
Agreement, dated 6/29/01, with
a maturity value of
$75,407,985, collateralized by
U.S. Treasury Obligations with
rates ranging from 0.00% to
4.25% and maturities ranging
from 11/15/03 to 8/15/14, with
an aggregate market value of
$76,892,940...................     3.90   07/02/01      75,383,485        75,383,485

Morgan Stanley Repurchase
Agreement, dated 6/29/01, with
a maturity value of
$60,019,750, collateralized by
a U.S. Treasury Obligation
with a rate of 4.75% and a
maturity of 11/15/08, with an
aggregate market value of
$61,200,561...................     3.95   07/02/01      60,000,000        60,000,000
                                                                    ----------------
                                                                         365,383,485
                                                                    ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                            365,383,485

Other assets and liabilities, net - (0.0%)                                    (2,127)
                                                                    ----------------

NET ASSETS - 100.0%                                                 $    365,381,358
                                                                    ================

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                   YIELD TO                   PAR
                                   MATURITY     MATURITY     VALUE        VALUE

-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 59.8%
Federal Farm Credit Bank......      4.47%       03/01/02  $ 4,500,000  $  4,512,417
                      ........       3.83       03/27/02    2,000,000     2,039,991
                      ........       4.03       04/10/02    5,000,000     4,841,598
Federal Home Loan Bank........       4.16       07/06/01   10,000,000     9,994,222
                      ........       3.69       07/11/01   10,000,000     9,989,750
                      ........       5.22       07/18/01    3,000,000     2,992,605
                      ........   6.25 - 6.52    08/13/01    1,100,000     1,098,773
                      ........       3.90       09/04/01    2,000,000     1,985,917
                      ........       3.56       09/07/01   10,000,000     9,932,756
                      ........       4.90       10/31/01    5,000,000     4,916,973
                      ........       4.87       12/07/01    1,000,000     1,005,779
                      ........       3.87       01/07/02    3,500,000     3,538,002
                      ........       4.25       01/22/02    5,000,000     5,027,256
                      ........       3.89       02/11/02    1,000,000     1,007,997
                      ........       3.88       02/15/02    1,000,000     1,017,655
                      ........       4.30       05/23/02   10,000,000    10,000,000
                      ........       4.31       06/07/02    1,500,000     1,499,124
Federal Home Loan Mortgage
  Corporation.................       3.73       08/07/01   30,000,000    29,884,992
                      ........       4.91       08/16/01    5,000,000     4,968,630
                      ........   3.53 - 3.66    09/13/01   25,100,000    24,915,199
                      ........       3.65       09/14/01   10,000,000     9,923,958
                      ........       4.67       09/21/01   10,444,000    10,332,905
                      ........   4.07 - 6.12    10/11/01   12,500,000    12,341,334
                      ........       3.59       12/06/01   15,000,000    14,763,658
                      ........       3.52       03/18/02    5,000,000     4,872,889
                      ........       4.77       04/02/02    5,025,000     5,025,000
                      ........       4.35       05/08/02    2,500,000     2,500,000
                      ........       4.35       06/11/02    1,650,000     1,650,000
Federal National Mortgage
  Association.................       4.73       07/02/01   10,000,000     9,998,686
                      ........       3.98       07/05/01    4,000,000     3,998,231
                      ........       3.81       07/18/01   10,000,000     9,982,008
                      ........       4.14       07/19/01   15,000,000    14,968,950
                      ........       4.12       08/06/01   10,000,000     9,958,800
                      ........       4.69       08/07/01    5,000,000     5,010,363
                      ........       3.65       08/13/01    3,700,000     3,683,869
                      ........       3.78       08/16/01   15,000,000    14,927,550
                      ........       3.90       09/04/01   10,000,000     9,966,417
                      ........   4.05 - 4.06    10/12/01   20,000,000    19,768,250
                      ........       4.59       10/15/01    5,000,000     5,000,477
                      ........       5.05       10/19/01    2,467,000     2,428,934
                      ........       4.08       11/01/01   15,000,000    14,790,900
                      ........       3.80       11/30/01    1,000,000     1,006,080
                      ........   3.88 - 4.29    01/15/02   12,200,000    12,353,407
                      ........       5.31       01/16/02    5,000,000     5,000,000
                      ........       5.25       02/21/02    2,000,000     2,000,000
                      ........       3.84       03/15/02    2,080,000     2,101,985
                      ........   3.86 - 4.31    04/05/02   17,000,000    16,458,518
                      ........       4.22       04/15/02    5,000,000     5,092,887
                      ........       3.72       04/16/02    5,400,000     5,238,738
                                                                       ------------
                                                                        370,314,430
                                                                       ------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS * - 24.9%
Federal Farm Credit Bank......       3.94       04/10/02   25,000,000    25,000,000
Federal Home Loan Mortgage
  Corporation.................       3.92       07/02/01   20,000,000    19,999,765

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                   YIELD TO                   PAR
                                   MATURITY     MATURITY     VALUE        VALUE

-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS * (CONTINUED)
Federal National Mortgage
  Association.................      3.78%       07/02/01  $25,000,000  $ 25,001,748
                 .............      3.83        01/15/02   50,000,000    50,000,000
                 .............      3.86        05/14/02   25,000,000    25,000,000
Student Loan Marketing
  Association.................       3.99       07/03/01    4,300,000     4,300,124
                 .............       3.95       07/05/01    5,000,000     5,000,000
                                                                       ------------
                                                                        154,301,637
                                                                       ------------
OTHER TREASURY OBLIGATIONS - 1.2%
Treasury Coupon Receipt.......   4.98 - 6.35    08/15/01    7,752,240     7,702,190
                                                                       ------------

                                                            SHARES
                                                          -----------
MUTUAL FUNDS - 7.2%
Janus Government Money Market
  Fund........................                             26,090,253    26,090,253
Provident Temp Fund Dollar....                             18,564,465    18,564,465
                                                                       ------------
                                                                         44,654,718
                                                                       ------------

                                                           PAR VALUE
                                                          -----------
REPURCHASE AGREEMENTS - 6.5%
First Union National Bank
Repurchase Agreement, dated
6/11/01, with a maturity value
of $15,143,325, collateralized
by a U.S. Government Agency
Obligation with a rate of
0.00% and a maturity of
9/10/01, with an aggregate
market value of
$15,606,077.+.................       3.78       09/10/01  $15,000,000    15,000,000

Lehman Brothers Repurchase
Agreement, dated 4/24/01, with
a maturity value of
$15,170,683, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 5.56% to 7.13% and
maturities ranging from
4/11/06 to 2/09/16, with an
aggregate market value of
$15,298,809.+.................       4.18       07/31/01   15,000,000    15,000,000

UBS PaineWebber Warburg
Repurchase Agreement, dated
6/11/01,with a maturity value
of $10,023,042, collateralized
by a U.S. Government Agency
Obligation with a rate of
0.00% and a maturity of
11/15/10, with an aggregate
market value of
$10,202,926...................       3.95       07/02/01   10,000,000    10,000,000
                                                                       ------------
                                                                         40,000,000
                                                                       ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.6%                            616,972,975

Other assets and liabilities, net - 0.4%                                  2,649,429
                                                                       ------------

NET ASSETS - 100.0%                                                    $619,622,404
                                                                       ============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                   PAR
                                MATURITY   MATURITY       VALUE         VALUE

---------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 96.2%
ALASKA
Valdez Marine Terminal Revenue
  Bond, Exxon Pipeline Co.
  Project.....................     3.25%     07/02/01  $   800,000  $     800,000
                                                                    -------------
ARIZONA
Maricopa County Pollution
  Control Corporation, LOC:
  Bank of America NT & SA.....     3.25      07/02/01    4,375,000      4,375,000
                                                                    -------------
COLORADO
Cherry Creek South
  Metropolitan District No. 1,
  LOC: Dresdner Bank AG.......     2.85      07/05/01    2,300,000      2,300,000
                                                                    -------------
CONNECTICUT
Connecticut State Health &
  Educational Facilities
  Authority Revenue Bond, Yale
  University, Series T-2, LOC:
  Dexia Credit Local de
  France......................     2.40      07/05/01    3,000,000      3,000,000
Connecticut State Health &
  Educational Facilities
  Authority Revenue Bond, Yale
  University, Series U2, LOC:
  Dexia Credit Local de
  France......................     2.50      07/05/01      650,000        650,000
Connecticut State, SPA:
  Bayerische Landesbank
  Gironzentrale...............     2.30      07/05/01    5,600,000      5,600,000
                                                                    -------------
                                                                        9,250,000
                                                                    -------------
DELAWARE
Delaware County Industrial
  Development Authority,
  Recovery Facility, Series
  G...........................     2.60      07/05/01      900,000        900,000
                                                                    -------------
ILLINOIS
Chicago O'Hare International
  Airport , Second Lien,
  Series B, LOC: Societe
  Generale....................     2.50      07/05/01    4,000,000      4,000,000
Illinois Development Finance
  Authority Pollution Control
  Revenue Bond................     3.30      07/02/01    2,900,000      2,900,000
Illinois Health Facilities
  Authority, Resurrection
  Health, Series B, SPA:
  LaSalle Bank NA, Insurer:
  FSA.........................     2.75      07/05/01    3,000,000      3,000,000
Illinois Health Facilities
  Authority, St. Lukes Medical
  Center Obligation, Series B,
  SPA: First National Bank,
  Insurer: MBIA...............     2.70      07/05/01    2,500,000      2,500,000
                                                                    -------------
                                                                       12,400,000
                                                                    -------------
IOWA
Iowa Higher Education Loan
  Authority Revenue Bond,
  Higher Education Facilities,
  St. Ambrose, LOC: Wells
  Fargo Bank NA...............     2.75      07/05/01    4,800,000      4,800,000
                                                                    -------------
KENTUCKY
Kentucky Economic Development
  Finance Authority, Baptist
  Healthcare, Series C, LOC:
  National City Bank Kentucky,
  Insurer: MBIA...............     3.30      07/02/01    5,000,000      5,000,000
Ohio County Kentucky Pollution
  Control Revenue Bond, Big
  Rivers Electric Corp, SPA:
  Credit Suisse First Boston,
  Insurer: AMBAC..............     2.75      07/05/01    2,400,000      2,400,000
                                                                    -------------
                                                                        7,400,000
                                                                    -------------
LOUISIANA
Ascension Parish Pollution
  Control Revenue Bond, SPA:
  Credit Suisse First
  Boston......................     2.65      07/05/01    3,400,000      3,400,000
                                                                    -------------
MARYLAND
Maryland State Health & Higher
  Educational Facilities
  Authority, Pooled Loan
  Program, Series A, LOC: Bank
  One Trust Company, Insurer:
  G.O. of Institutions........     2.65      07/05/01    4,000,000      4,000,000
                                                                    -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                   PAR
                                MATURITY   MATURITY       VALUE         VALUE

---------------------------------------------------------------------------------
MASSACHUSETTS
Massachusetts Health &
  Educational Facilities
  Authority, Cap Asset
  Program, Series C...........     3.30%     07/02/01  $   900,000  $     900,000
Massachusetts State Industrial
  Finance Agency, Holyoke
  Water Power Co, Series A,
  LOC: Canadian Imperial Bank
  of Commerce.................     2.45      07/05/01      907,000        907,000
Massachusetts State, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale................     2.60      07/05/01    5,900,000      5,900,000
                                                                    -------------
                                                                        7,707,000
                                                                    -------------
MICHIGAN
Michigan Strategic Fund
  Pollution Control Revenue
  Bond, Consumers Power
  Project, LOC: Barclays Bank
  Plc. Insurer: AMBAC.........     3.30      07/02/01      900,000        900,000
                                                                    -------------
MINNESOTA
Hennepin County, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale................     2.60      07/05/01    4,880,000      4,880,000
Minneapolis Convention Center,
  SPA: Bayerische Hypo und
  Verinsbank..................     2.60      07/05/01    3,100,000      3,100,000
Minneapolis Series A, SPA:
  Bayerische Hypo und
  Verinsbank..................     2.60      07/05/01    1,955,000      1,955,000
Minneapolis Series B, SPA:
  Bayerische Hypo und
  Verinsbank..................     2.60      07/05/01      900,000        900,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, Health Center,
  LOC: Wells Fargo Bank NA....     2.40      07/05/01      600,000        600,000
                                                                    -------------
                                                                       11,435,000
                                                                    -------------
MISSISSIPPI
Jackson County Port Facility
  Revenue Bond, Chevron USA
  Inc. Project................     3.30      07/02/01    2,900,000      2,900,000
                                                                    -------------
MISSOURI
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series A, LOC:
  Morgan Guaranty Trust,
  Insurer: G.O. of
  Institutions................     3.30      07/02/01    1,700,000      1,700,000
                                                                    -------------
NEBRASKA
Omaha Public Power District,
  LOC: Morgan Guaranty
  Trust.......................     3.10      08/10/01    5,000,000      5,000,000
                                                                    -------------
NEVADA
Clark County School District,
  Series A, SPA: State Street
  Bank & Trust Co, Insurer:
  FSA.........................     3.15      07/02/01    5,800,000      5,800,000
                                                                    -------------
NEW MEXICO
Hurley Pollution Control
  Revenue Bond................     3.30      07/02/01    2,100,000      2,100,000
                                                                    -------------
NEW YORK
New York Local Government
  Assistance Corporation,
  Series E, LOC: Societe
  Generale....................     2.45      07/05/01    4,900,000      4,900,000
New York State Dormitory
  Authority Revenue Bonds,
  Memorial Sloan, Series B,
  LOC: Chase Manhattan Bank...     3.15      07/02/01    1,000,000      1,000,000
New York State Dormitory
  Authority Revenue Bonds,
  Memorial Sloan, Series C,
  LOC: Chase Manhattan Bank...     2.45      07/05/01    4,000,000      4,000,000
New York State Energy Research
  & Development Authority,
  LOC: Bank One N.A...........     3.15      07/02/01      900,000        900,000
New York Trust for Cultural
  Resources, Carnegie Hall,
  LOC: Westdeutsche
  Landesbank..................     2.20      07/05/01      900,000        900,000
New York, Subseries E5, LOC:
  Morgan Guaranty Trust.......     3.25      07/02/01      900,000        900,000
                                                                    -------------
                                                                       12,600,000
                                                                    -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                   PAR
                                MATURITY   MATURITY       VALUE         VALUE

---------------------------------------------------------------------------------
NORTH CAROLINA
North Carolina Educational
  Facilities Finance Agency,
  LOC: Wachovia Bank NA.......     2.65%     07/05/01  $ 2,400,000  $   2,400,000
Raleigh Durham Airport
  Authority Special Facility
  Revenue Bond, American
  Airlines, Series A, LOC:
  Bank of America NA..........     3.30      07/02/01    3,800,000      3,800,000
                                                                    -------------
                                                                        6,200,000
                                                                    -------------
OHIO
Cleveland Income Tax Revenue
  Bond, SPA: Toronto Dominion
  Bank, Insurer: AMBAC........     2.70      07/05/01    4,115,000      4,115,000
Ohio State Air Quality
  Development Authority, LOC:
  Barclays Bank Plc...........     3.20      07/02/01    2,400,000      2,400,000
                                                                    -------------
                                                                        6,515,000
                                                                    -------------
PENNSYLVANIA
Emmaus General Authority,
  Subseries G-15, LOC:
  Bayerische Hypo und
  Verinsbank..................     2.80      07/05/01    6,300,000      6,300,000
Lehigh County Industrial
  Development Authority,
  Allegheny Electric Coop.
  Inc., Series A, LOC:
  Rabobank Nederland..........     2.40      07/05/01    2,600,000      2,600,000
Pennsylvania State Higher
  Educational Facilities
  Authority, University
  Pennsylvania, Series B, LOC:
  Bayerische Landesbank
  Gironzentrale...............     2.75      07/05/01      900,000        900,000
                                                                    -------------
                                                                        9,800,000
                                                                    -------------
TEXAS
Harris County Health
  Facilities Development
  Authority, Texas Children
  Hospital, Series B-1, SPA:
  Morgan Guaranty Trust,
  Insurer: MBIA...............     2.75      07/05/01    2,000,000      2,000,000
North Central Texas Health
  Facility Develpoment
  Corporation, SPA: Dexia
  Credit Local de France,
  Insurer: AMBAC..............     3.25      07/13/01    3,000,000      3,000,000
                                                                    -------------
                                                                        5,000,000
                                                                    -------------
UTAH
Utah State, Series B, SPA:
  Toronto Dominion Bank.......     2.80      07/05/01    5,000,000      5,000,000
                                                                    -------------
VIRGINIA
Peninsula Ports Authority Coal
  Terminal Revenue Bond,
  Dominion Term Project,
  Series D, LOC: Barclays Bank
  New York....................     3.30      07/02/01      300,000        300,000
                                                                    -------------
WASHINGTON
Washington Health Care
  Facilities Authority, Fred
  Hutchinson Cancer Center,
  LOC: Morgan Guaranty
  Trust.......................     3.35      07/02/01    2,000,000      2,000,000
Washington Public Power Supply
  System, System, Series 1A-1,
  LOC: Bank of America NT &
  SA..........................     2.65      07/05/01      900,000        900,000
Washington State, Series 96 B,
  SPA: Landesbank
  Hessen-Thueringen
  Girozentrale................     2.60      07/05/01    3,000,000      3,000,000
                                                                    -------------
                                                                        5,900,000
                                                                    -------------
WISCONSIN
Wisconsin State Health &
  Education Facilities
  Authority, Aurora Health
  Care Inc, Series C, LOC:
  Bank One N.A................     2.75      07/05/01      700,000        700,000
Wisconsin State Health &
  Education Facilities
  Authority, Wheaton
  Franciscan Services, LOC:
  Toronto Dominion Bank.......     2.70      07/05/01    5,000,000      5,000,000
                                                                    -------------
                                                                        5,700,000
                                                                    -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                   PAR
                                MATURITY   MATURITY       VALUE         VALUE

---------------------------------------------------------------------------------
WYOMING
Lincoln County Pollution
  Control Revenue Bond, Exxon
  Project.....................     3.25%     07/02/01  $   700,000  $     700,000
Sublette County Pollution
  Revenue Bond, Exxon
  Project.....................     3.25      07/02/01    3,800,000      3,800,000
                                                                    -------------
                                                                        4,500,000
                                                                    -------------
                                                                      148,682,000
                                                                    -------------

                                                         SHARES
                                                       -----------
MUTUAL FUNDS - 3.6%
Goldman Sachs Financial Square
  Tax Free Money Market
  Fund........................                           3,515,297      3,515,297
SEI Tax-Exempt Trust Money
  Market Fund.................                           2,054,832      2,054,832
                                                                    -------------
                                                                        5,570,129
                                                                    -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                          154,252,129

Other assets and liabilities, net - 0.2%                                  340,333
                                                                    -------------

NET ASSETS - 100.0%                                                 $ 154,592,462
                                                                    =============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
       Yield to maturity for these securities is determined on the date of the most recent interest rate change

LOC  -Line of Credit

SAP  -Standby Purchase Agreement

INSURERS:

AMBAC -AMBAC Financial Group, Inc.

FSA  -Financial Security Assurance Holdings Ltd.

MBIA -MBIA Insurance Corp.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investments, at value
      (Note 1)             $3,028,140,939  $ 494,060,686   $          --   $ 576,972,975    $ 154,252,129
    Repurchase agreements             --              --     365,383,485      40,000,000               --
    Cash                          60,234              --              --          46,159               --
    Interest receivable       22,121,197       5,504,561          80,411       2,734,515          368,607
    Deferred organization
      expense (Note 1)             4,677             920              --              --               --
    Prepaid expenses              34,362           8,579           8,579           4,295            2,996
                           -------------   -------------   -------------   -------------    -------------
        Total assets       3,050,361,409     499,574,746     365,472,475     619,757,944      154,623,732
                           -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Management fee
      payable (Note 2)           451,098          69,760          44,908          81,284           22,147
    Accrued expenses              69,840          73,291          46,209          54,256            9,123
                           -------------   -------------   -------------   -------------    -------------
        Total liabilities        520,938         143,051          91,117         135,540           31,270
                           -------------   -------------   -------------   -------------    -------------

NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $3,049,840,471  $ 499,431,695   $ 365,381,358   $ 619,622,404    $ 154,592,462
                           =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                            STATEMENTS OF OPERATIONS
                     PERIOD ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                 CASH           TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                              PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           ----------------  --------------  --------------  ---------------  --------------
INCOME
    Interest and
      dividends            $    58,053,908   $  10,219,215   $   6,285,020   $   8,194,039    $     884,290
                           ---------------   -------------   -------------   -------------    -------------
EXPENSES
    Management fees (Note
      2)                         1,886,801         367,044         222,334         288,581           48,541
    Audit                           14,149           8,179           6,043           8,903            2,855
    Transaction fees                 4,468           3,272           2,197           4,452            1,785
    Legal                            5,213           3,680           2,472           5,008            2,498
    Amortization of
      organization
      expenses (Note 1)              6,075             763              --              --               --
    Insurance                       11,915           2,454           1,099           2,226              714
    Trustees fees and
      expenses                      14,893           3,272           1,099           1,669              714
    Miscellaneous                   32,645          10,686           8,789           8,903            2,855
                           ---------------   -------------   -------------   -------------    -------------
        Total expenses           1,976,159         399,350         244,033         319,742           59,962
                           ---------------   -------------   -------------   -------------    -------------

NET INVESTMENT INCOME           56,077,749       9,819,865       6,040,987       7,874,297          824,328

NET REALIZED GAIN (LOSS)
  ON INVESTMENTS                    (1,234)          8,840              --           3,751               --
                           ---------------   -------------   -------------   -------------    -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $    56,076,515   $   9,828,705   $   6,040,987   $   7,878,048    $     824,328
                           ===============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           CASH PORTFOLIO                        TREASURY PORTFOLIO
                                -------------------------------------   -------------------------------------
                                   SIX MONTHS                              SIX MONTHS
                                      ENDED                                   ENDED
                                  JUNE 30, 2001        YEAR ENDED         JUNE 30, 2001        YEAR ENDED
                                   (UNAUDITED)      DECEMBER 31, 2000      (UNAUDITED)      DECEMBER 31, 2000
                                -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET
  ASSETS
OPERATIONS
    Net investment income       $     56,077,749    $     71,285,726    $      9,819,365    $     15,018,156
    Net realized gain (loss)
     on investments                       (1,234)            (67,381)              8,840              10,656
                                ----------------    ----------------    ----------------    ----------------
        Net increase in net
        assets from operations        56,076,515          71,218,345           9,828,705          15,028,812
                                ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTEREST
    Contributions                  7,366,305,187       6,903,675,906         604,089,774         911,087,188
    Withdrawals                   (5,470,545,364)     (6,958,383,427)       (492,193,114)       (727,738,593)
                                ----------------    ----------------    ----------------    ----------------
        Net increase
        (decrease) from
        investors'
        transactions               1,895,759,823         (54,707,521)        111,896,660         183,348,595
                                ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS         1,951,836,338          16,510,824         121,725,365         198,377,407
NET ASSETS
    Beginning of period            1,098,004,133       1,081,493,309         377,706,330         179,328,923
                                ----------------    ----------------    ----------------    ----------------
    End of period               $  3,049,840,471    $  1,098,004,133    $    499,431,695    $    377,706,330
                                ================    ================    ================    ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO         MUNICIPAL PORTFOLIO
                           -------------------------------------   -------------------------------------   -------------------
                                                                                                             APRIL 19, 2001
                              SIX MONTHS                              SIX MONTHS                            (COMMENCEMENT OF
                                 ENDED            YEAR ENDED             ENDED            YEAR ENDED           OPERATIONS)
                             JUNE 30, 2001       DECEMBER 31,        JUNE 30, 2000       DECEMBER 31,       TO JUNE 30, 2001
                              (UNAUDITED)            2000             (UNAUDITED)            2000              (UNAUDITED)
                           -----------------   -----------------   -----------------   -----------------   -------------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      6,040,987    $     14,633,561    $      7,874,297    $      8,547,744     $        824,328
    Net realized gain
     (loss) on
     investments                         --                  --               3,751              (1,280)                  --
                           ----------------    ----------------    ----------------    ----------------     ----------------
        Net increase in
        net assets from
          operations              6,040,987          14,633,561           7,878,048           8,546,464              824,328
                           ----------------    ----------------    ----------------    ----------------     ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions               989,696,986       1,116,620,803       1,016,708,302         875,229,153          185,345,220
    Withdrawals                (910,989,554)     (1,133,466,023)       (591,576,951)       (828,480,885)         (31,577,086)
                           ----------------    ----------------    ----------------    ----------------     ----------------
        Net increase
        (decrease) from
        investors'
          transactions           78,707,432         (16,845,220)        425,131,351          46,748,268          153,768,134
                           ----------------    ----------------    ----------------    ----------------     ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                  84,748,419          (2,211,659)        433,009,399          55,294,732          154,592,462
NET ASSETS
    Beginning of period         280,632,939         282,844,598         186,613,005         131,318,273                   --
                           ----------------    ----------------    ----------------    ----------------     ----------------
    End of period          $    365,381,358    $    280,632,939    $    619,622,404    $    186,613,005     $    154,592,462
                           ================    ================    ================    ================     ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                ANNUALIZED RATIOS TO AVERAGE NET ASSETS
                                ----------------------------------------
                                                                NET         NET ASSETS
PERIODS ENDED DECEMBER 31,                        NET         EXPENSES        END OF
2000, 1999, 1998                    NET        INVESTMENT      BEFORE         PERIOD
AND JUNE 30, 2001                 EXPENSES       INCOME        WAIVER     (000S OMITTED)
-----------------               ------------  ------------  ------------  --------------
CASH PORTFOLIO
    2001*                           0.18%         5.27%          N/A%       $3,049,840
    2000                            0.19          6.34           N/A         1,098,004
    1999                            0.19          5.14           N/A         1,081,493
    1998                            0.15          5.47          0.19           793,200
    1997                            0.16          5.51          0.19         1,384,848
    1996 (A)                        0.12          5.45          0.21         1,006,310
TREASURY PORTFOLIO
    2001*                           0.19          4.69           N/A           499,432
    2000                            0.20          5.72           N/A           377,706
    1999                            0.21          4.49           N/A           179,329
    1998                            0.26          4.74           N/A           114,726
    1997 (B)                        0.29          5.06           N/A            73,916
TREASURY PLUS PORTFOLIO
    2001*                           0.19          4.77           N/A           365,381
    2000                            0.20          6.03           N/A           280,633
    1999 (C)                        0.21          4.78           N/A           282,845
U.S. GOVERNMENT SECURITIES
  PORTFOLIO
    2001*                           0.19          5.02           N/A           619,622
    2000                            0.21          6.06           N/A           186,613
    1999 (D)                        0.22          5.15           N/A           131,318
MUNICIPAL PORTFOLIO
    2001*(E)                        0.21          3.00           N/A           154,592

(A)  Commenced Operations November 12, 1996.

(B)  Commenced Operations April 2, 1997.

(C)  Commenced Operations January 22, 1999.

(D)  Commenced Operations June 29, 1999.

(E)  Commenced Operations April 19, 2001.

  *  Unaudited.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio") and the Merrimac Municipal Portfolio (the "Municipal Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under
       Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

     F. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Portfolio and the Treasury Portfolio in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Portfolio.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

       Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio, M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio and ABN AMRO Asset Management LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services as investment sub-adviser to the Cash Portfolio and the Government Portfolio, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000. For its services as investment sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio. For its services as investment sub-advisor to the Municipal Portfolio ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule; 0.12% on the first $75,000,000 and 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000. The Portfolio does not pay a fee directly to the sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the six-months ended June 30, 2001 were aggregated as follows:

                                                                          COMBINED
                                                      PURCHASES     MATURITIES AND SALES
                                                   ---------------  --------------------
         Cash Portfolio..........................  $14,357,852,694    $12,470,136,107
         Treasury Portfolio......................    2,194,199,324      2,078,337,814
         Treasury Plus Portfolio.................   32,789,468,878     32,704,769,844
         U.S. Government Portfolio...............    2,929,212,916      2,526,277,705
         Municipal Portfolio.....................      336,049,983        181,828,922

(4)   LINE OF CREDIT

       The Portfolios participate in a $50 million line of credit agreement with a bank. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the Portfolios. There were no borrowings during the six-months ended June 30, 2001. On July 12, 2001, the agreement was amended to increase the line of credit to $150 million with a group of banks.